Schedule of revenue by geographic area (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Revenue	¥ 13,065,824	¥ 12,547,445	¥ 11,134,203
The PRC [Member]
Total Revenue	10,533,327	10,410,574	9,984,500
Indonesia [Member]
Total Revenue	1,887,770	1,885,586	1,067,429
Others [Member]
Total Revenue	¥ 644,727	¥ 251,285	¥ 82,274